11. Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details
Loss before tax	€ (30,243)	€ (32,274)	€ (20,239)
Income tax benefit at tax rate of 29.825%	9,020	9,626	6,036
Adjustments due to impairment of deferred tax assets	(9,036)	(8,747)	(6,251)
Permanent differences	(93)	(948)	199
Adjustments for local tax rates	195	12	18
Non deductible expenses	16	154	163
Other	(82)	(39)	(165)
Income taxes	€ 20	€ 58	€ 0